Intangibles Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangibles Assets
12.	Intangibles Assets
The movement of intangibles and the corresponding accumulated amortization for the years ended December 31, 2025, 2024 and 2023 is as follows:

In thousands of soles	Note	Goodwill	Trademark	Customer relationships	Software	Public service concessions	Total
Cost
Balances as of January 1, 2023		1,805,890	407,283	402,592	188,135	20,858	2,824,758
Additions		—	—	—	56,068	2,920	58,988
Business combination balances	1.C.	21,330	3,411	—	—	—	24,741
Hospital y Clínica OCA’s purchase price adjustment		(8,193)	—	—	—	—	(8,193)
Reclassifications from property, furniture and equipment		—	—	—	1,333	—	1,333
Disposal		—	—	—	(738)	—	(738)
Exchange difference		250,211	67,837	48,372	11,356	—	377,776

Balances as of December 31, 2023		2,069,238	478,531	450,964	256,154	23,778	3,278,665

Balances as of January 1, 2024		2,069,238	478,531	450,964	256,154	23,778	3,278,665
Additions		—	—	—	50,499	2,000	52,499
Reclassifications from property, furniture and equipment		—	—	—	(63)	—	(63)
Disposal		—	—	—	(1,123)	—	(1,123)
Exchange difference		(314,947)	(65,802)	(73,733)	(11,766)	—	(466,248)

Balances as of December 31, 2024		1,754,291	412,729	377,231	293,701	25,778	2,863,730

Balances as of January 1, 2025		1,754,291	412,729	377,231	293,701	25,778	2,863,730
Additions		—	9,390	—	40,622	5,260	55,272
Reclassifications from property, furniture and equipment		—	—	—	8	—	8
Disposal		—	—	—	(157)	—	(157)
Exchange difference		48,219	13,854	8,847	4,081	—	75,001

Balances as of December 31, 2025		1,802,510	435,973	386,078	338,255	31,038	2,993,854

In thousands of soles	Note	Goodwill	Trademark	Customer relationships	Software	Public service concessions	Total
Accumulated amortization
Balances as of January 1, 2023		—	—	(4,186)	(61,655)	—	(65,841)
Annual amortization		—	—	(63,679)	(13,052)	—	(76,731)
Disposal		—	—	—	261	—	261
Exchange difference		—	—	(4,189)	(2,978)	—	(7,167)

Balances as of December 31, 2023		—	—	(72,054)	(77,424)	—	(149,478)

Balances as of January 1, 2024		—	—	(72,054)	(77,424)	—	(149,478)
Annual amortization		—	—	(50,392)	(25,881)	—	(76,273)
Disposal		—	—	—	6	—	6
Exchange difference		—	—	16,285	2,618	—	18,903

Balances as of December 31, 2024		—	—	(106,161)	(100,681)	—	(206,842)

Balances as of January 1, 2025		—	—	(106,161)	(100,681)	—	(206,842)
Annual amortization		—	(1,408)	(45,992)	(31,381)	—	(78,781)
Disposal		—	—	—	10	—	10
Exchange difference		—	(8)	(2,829)	(1,053)	—	(3,890)

Balances as of December 31, 2025		—	(1,416)	(154,982)	(133,105)	—	(289,503)

Carrying amount
Balances as of December 31, 2023		2,069,238	478,531	378,910	178,730	23,778	3,129,187

Balances as of December 31, 2024		1,754,291	412,729	271,070	193,020	25,778	2,656,888

Balances as of December 31, 2025		1,802,510	434,557	231,096	205,150	31,038	2,704,351

Amortization
The amortization recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2025	2024	2023
Cost of sales and services	21	1,664	2,047	2,005
Selling expenses	21	813	—	—
Administrative expenses	21	76,304	74,226	74,726

		78,781	76,273	76,731

Software
As of December 31, 2025, 2024 and 2023, intangible assets include the costs related to the installation of software (SAP), digital projects, Hospital Information System (HIS), a specialized system used at our network of facilities that, among other features, registers our patients’ contact information; manages administrative services, such as hospital admissions and billing; and houses our EMR system and Matrix system (registers our patients). Also, during 2025 it includes S/ 1,017 thousand (S/ 3,275 thousand during 2024 and S/ 6,358 thousand during 2023) related to the retail digital pharmacy with last-mile delivery, Farmauna, and the telehealth platform, Clínica 360, which provides for clinical intervention with patients through remote access to physicians and other clinicians and telemedicine solutions.
In February 2023, through the business combinations, the group acquired the right to use the trademark Dentegra Seguros Dentales, S.A. for S/ 3,411 thousand and goodwill for S/ 21,331 thousand, note 1.C.
Surface rights agreement
Corresponds to surface rights agreement signed between Medicser and the Peruvian Red Cross Society.
Impairment testing
For the purposes of impairment testing, goodwill has allocated to the Group’s CGUs as follows:

In thousands of soles	2025	2024	2023
Radioncologia S.A.C. (Radioncologia)	10,237	10,237	10,237
Laboratorio Cantella S.A.C. (Cantella)	4,585	4,585	4,585
R&R Patólogos Asociados S.A.C. (R&R)	23	23	23
Servimédicos S.A.C. (Servimédicos)	3,522	3,522	3,522
Clínica Bellavista S.A.C. (Bellavista)	2,219	2,219	2,219
Patología Oncológica S.A.C.	621	621	621
Oncogenomics S.A.C.	598	598	598
Promotora Médica Las Américas S.A. (i)	148,187	49,012	54,922
Instituto de Cancerología S.A. (i)	—	48,436	54,279
Laboratorio Médico Las Américas Ltda. (i)	—	44,585	49,961
Oncomedica S.A.S.	272,890	261,558	293,106
Hospital y Clínica OCA, S.A. de C.V.	1,340,056	1,309,765	1,572,202
Auna Seguros, S.A.	19,572	19,130	22,963

Total goodwill	1,802,510	1,754,291	2,069,238

(i)
In 2025, the Group completed the transfer of the operations of Instituto de Cancerología S.A. and Laboratorio Médico Las Américas Ltda. to Promotora Médica Las Américas S.A. (PMLA), which assumed control over all operational and service activities. As a result of this operational restructuring, Management determined that the goodwill previously allocated to each individual company is now attributable to PMLA’s Cash-Generating Unit (CGU). As of December 31, 2025, the impairment test performed for the PMLA CGU considered the total amount of goodwill assigned.

The key assumptions used in the estimation of value in use were as follows:

In percent	2025	2024	2023
For companies located in Peru
Terminal value growth rate	2.5%	2.5%	2.5%
Discount rate – After-tax	7.0%	8.8%	9.5%
Discount rate – Pre-tax	7.0% - 10.0%	10.9% - 25.6%	11.4% - 13.8%
For companies located in Colombia
Terminal value growth rate	3%	4%	5.0%
Discount rate – After-tax	11.7%	12.5%	13.0%
Discount rate – Pre-tax	13.9% - 15.5%	14.6% -17.6%	16.7% -17.6%
For companies located in Mexico
Terminal value growth rate	3%	3%	3%
Discount rate – After-tax	9.8%	11.3%	10.8%
Discount rate – Pre-tax	13.1% - 13.5%	11.3% -16.0%	10.5% -14.0%

•	The terminal growth rate represents Management’s estimate of the long-term growth of each CGU, taking into account past and future growth and external sources of information.

•	Projected cash flows are based on Management’s operating EBITDA profit projections for a period of five years.
The ranges of projected EBITDA as a percentage of revenue by CGUs over the projected period are as follows:

EBITDA as a percentage of revenue
Radioncologia S.A.C. (Radioncologia)	44.0% - 47.0%
Laboratorio Cantella S.A.C. (Cantella)	20.4% - 25.7%
R&R Patólogos Asociados S.A.C. (R&R)	20.4% - 25.7%
Servimédicos S.A.C. (Servimédicos)	24.2% - 24.9%
Clínica Bellavista S.A.C. (Bellavista)	(1.10%) - 3.70%
Patología Oncológica S.A.C.	21.2% - 30.6%
Oncogenomics S.A.C.	14.9% - 18.6%
Promotora Médica Las Américas S.A.	17.7% - 18.2%
Oncomedica S.A.S.	17.0% - 23.7%
Hospital y Clínica OCA, S.A. de C.V.	31.7% - 36.5%
Auna Seguros, S.A.	11.0% - 24.0%

•	Projected cash flows include disbursements for capital investments.

•
The discount rates used to calculate the value in use for each Group’s CGU are an estimate that involves a market assessment of the time value of money and the risks inherent in each CGU where cash flows after-tax
are generated taking into consideration the Group’s business plans. The nominal after-tax
discount rate used for the impairment assessment was 7.0%
(after-tax)
for the companies located in Peru, according to each Group’s CGU assessed as of December 31, 2025 (8.8% and 9.5%
after-tax
as of 2024 and 2023, respectively). For the companies located in Colombia (Promotora Médica Las Américas, Instituto de Cancerología and Laboratorio Médico Las Américas), the nominal after-tax
discount rate was 11.7% (12.5% and 13.0% as of 2024 and 2023, respectively). For the companies located in Mexico (Hospital y Clínica OCA), the nominal after-tax
discount rate was 9.8%. (11.3% and 10.8% as of 2024 and 2023, respectively).

•
Projected cash flows include estimates of the revenue increase of each of the healthcare services at each CGU (Radioncología, Bellavista, Servimédicos, Cantella, Promotora Médica Las Américas, Instituto de Cancerología and Laboratorio Médico Las Américas), rates and gross margins.

•	The trademark has been allocated to the Group’s CGUs as follows:

In thousands of soles	2025	2024	2023
Hospital y Clínica OCA, S.A. de C.V. (i)	210,764	198,162	237,867
Auna Seguros, S.A.	3,106	3,035	3,644
Promotora Médica Las Américas S.A. (ii)	159,667	93,586	104,874
Instituto de Cancerología S.A. (ii)	—	53,341	59,774
Laboratorio Médico Las Américas Ltda. (ii)	—	6,110	6,847
Clínica Portoazul S.A.	3,558	3,411	3,822
Oncomedica S.A.S.	57,262	54,884	61,503
Oncogenomics S.A.C.	200	200	200

Total trademarks	434,557	412,729	478,531

(i)
As of December 31, 2025, Hospital y Clínica OCA, S.A. de C.V. includes three trademarks “Doctors”, “OCA” and “Cuauhtémoc” for an amount of S/ 134,687 thousand, S/ 68,058 thousand and S/ 8,019 thousand, respectively.

As of December 31, 2024, includes two trademarks “Doctors” and “OCA” for an amount of S/ 131,643 thousand and S/ 66,519 thousand, respectively (S/ 158,020 thousand and S/ 79,847 thousand, respectively as of December 31, 2023).

(ii)
As of December 31, 2025, Promotora Médica Las Américas S.A. includes the trademark “Las Américas”. In 2025, the Group completed the transfer of the operations of Instituto de Cancerología S.A. and Laboratorio Médico Las Américas Ltda. to Promotora Médica Las Américas S.A. (PMLA), which assumed control over all operational and service activities. As a result of this operational restructuring, Management determined that the trademark previously allocated to each individual company is now attributable to PMLA’s Cash-Generating Unit (CGU).

•	The customer relationship has been allocated to the Group’s CGUs net of amortization as follows:

In thousands of soles	2025	2024	2023
Hospital y Clínica OCA S.A. de C.V.	223,909	262,616	367,775
Promotora Médica Las Américas S.A.	3,606	4,606	6,444
Patología Oncológica S.A.C.	2,261	2,425	2,943
Oncogenomics S.A.C.	1,320	1,423	1,748

Total customer relationship	231,096	271,070	378,910

With regard to the assessment of value in use of the CGUs, Management performed a sensitivity analysis and considered that no reasonably possible change in any of the above key assumptions would cause the carrying value of the entities to materially exceed its recoverable amount evaluated at the end of each financial reporting year.

The following table shows the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

	After tax discount rate			Terminal value growth rate
	2025	2024	2023	2025	2024	2023
Radioncologia S.A.C.	26.3	27.2	25.1	(75.5)	(342.7)	Indet.
Laboratorio Cantella S.A.C.	21.7	78.2	92.0	Indet.	Indet.	Indet.
R&R Patólogos Asociados S.A.C.	21.3	61.5	23.9	Indet.	Indet.	(470.4)
Servimédicos S.A.C.	14.8	10.2	20.0	(10.8)	—	(41.9)
Clínica Bellavista S.A.C.	8.0	15.3	27.5	1.3	(9.3)	Indet.
Patología Oncológica S.A.C.	59.5	9.4	32.6	(236.3)	1.3	Indet.
Oncogenomics S.A.C.	8.0	9.7	31.8	1.3	0.5	Indet.
Promotora Médica Las Américas S.A.	17.2	12.9	13.02	(12.6)	3.6	4.97
Instituto de Cancerología S.A.	—	21.3	32.02	—	(30.1)	(115.57)
Oncomedica S.A.S.	14.0	14.7	15.60	(0.3)	0.2	1.15
Hospital y Clínica OCA, S.A. de C.V.	15.4	15.7	16.40	(6.2)	(4.1)	(6.56)
Auna Seguros, S.A	87.2	19.42	25.56	Indet.	(13.3)	(45.64)
As of December 31, 2025, 2024 and 2023, no provision for impairment of goodwill has been recorded in the consolidated financial statements.